Consolidated Statements of Stockholders' Equity - USD ($)	Total	Exercise of warrants [Member]	Capital stock [Member]	Capital stock [Member] Exercise of warrants [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Exercise of warrants [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]
Beginning balance, shares at Dec. 31, 2022			500		0
Beginning balance, value at Dec. 31, 2022	$ 38,894,205		$ 0		$ 0	$ 0		$ 0	$ 38,894,205
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares				159
Issuance of common stock (including the exercise of warrants) net of issuance costs, value		$ 4,419,178		$ 2			$ 4,419,176
Net income (loss)	9,291,912
Net increase in former Parent Company investment	3,305,083								3,305,083
Net income for the period from January 1, 2023 to Spin-Off	390,691								390,691
Cancellation of capital stock, shares			(500)
Capitalization at Spin-Off issuance of capital stock, Shares			106		0
Capitalization at Spin-Off issuance of capital stock, Value			$ 1		$ 0	29,953,978			(29,953,979)
Capitalization at Spin-Off issuance of preferred stock, Shares					600,000
Capitalization at Spin-Off issuance of preferred stock, Value					$ 6,000	12,630,000			(12,636,000)
Net income for the period from the spin-off to December 31, 2023	8,901,221							8,901,221
Dividends declared on Series A preferred shares	(404,167)					(20,833)		(383,334)
Down round deemed dividend on Series A preferred shares	171,968					171,968		(171,968)
Issuance of restricted shares and stock based compensation, shares			26
Issuance of restricted shares and stock based compensation, value	37,638		$ 0			37,638
Ending balance, shares at Dec. 31, 2023			291		600,000
Ending balance, value at Dec. 31, 2023	55,543,849		$ 3		$ 6,000	47,191,927		8,345,919	0
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares			4,931
Issuance of common stock (including the exercise of warrants) net of issuance costs, value	4,315,946		$ 49			4,315,897
Net income (loss)	(2,748,367)							(2,748,367)
Dividends declared on Series A preferred shares	(762,500)							(762,500)
Exercise of warrants, shares				28,969
Exercise of warrants		14,674,472		$ 290			14,674,182
Down round deemed dividend on Series A preferred shares	4,578,000					4,578,000		(4,578,000)
Issuance of restricted shares and stock based compensation, shares			1,133
Issuance of restricted shares and stock based compensation, value	337,855		$ 11			337,844
Ending balance, shares at Dec. 31, 2024			35,324		600,000
Ending balance, value at Dec. 31, 2024	71,361,255		$ 353		$ 6,000	71,097,850		257,052	0
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares			415,000
Issuance of common stock (including the exercise of warrants) net of issuance costs, value	9,756,941		$ 4,150			9,752,791
Net income (loss)	10,473,210							10,473,210
Dividends declared on Series A preferred shares	(760,417)							(760,417)
Exercise of warrants, shares				209,344
Exercise of warrants		$ 3,893,401		$ 2,094			$ 3,891,307
Stock-based compensation	375,224					375,224
Down round deemed dividend on Series A preferred shares	5,484,000					5,484,000		(5,484,000)
Ending balance, shares at Dec. 31, 2025			659,668		600,000
Ending balance, value at Dec. 31, 2025	$ 95,099,614		$ 6,597		$ 6,000	$ 90,601,172		$ 4,485,845	$ 0